SUPPLEMENTAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Disclosures [Abstract]
Disclosure of detailed information about changes in non-cash working capital

($000s)	2018	2017
Changes in non-cash working capital items:
Accounts receivable	$8,717	$(6,445)
Loans receivable	—	15,000
Deposits and prepaid expenses	193	1,496
Accounts payable and accrued liabilities	(10,958)	(3,578)
Total	$(2,048)	$6,473
Changes related to:
Operating activities	$16,692	$(272)
Financing activities	(6,371)	16,353
Investing activities	(12,369)	(9,608)
Total	$(2,048)	$6,473

Disclosure of detailed information for employee compensation costs
Total employee compensation costs included in total production and general administrative expenses in the Statements of Profit (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2018 and 2017 are detailed in the following table:

($000s)	2018	2017
Production	$7,169	$7,860
General and administrative (1)	13,399	19,274
Employee compensation	$20,568	$27,134

(1) Amount shown is net of capitalization.